Tax - Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 126	$ 147
Uncertain tax positions current liability	9	24
Deferred tax asset recognised in respect of revenue losses	102	114
Deferred tax assets recognized related to legal entities which suffered tax loss	107	120
Deferred tax assets liabilities net threshold	10	10
Adjustments for current tax of prior periods	(7)	4	$ (7)
Internal Revenue Service [Member] | Tax Uncertainties [Member] | Two Thousand And Fourteen [Member]
Disclosure of income tax reconciliation [line items]
Adjustments for current tax of prior periods	5
Interest expense on income tax	3
Surplus Tax Provision Relased	4
Top of range [member]
Disclosure of income tax reconciliation [line items]
Uncertain tax positions current liability	3	10
United Kingdom [member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets	$ 109	127
Deferred Tax Asset Offset Percentage On Annual Profits (50% restriction on deferred tax losses)	50.00%
Deferred Tax Assets Recognized Related To Profitable Legal Entities	$ 7	13
Deferred Tax Assets Relating To Revenue Losses	73	73
Adjustments for current tax of prior periods	(2)		$ (2)
United Kingdom [member] | Her Majesty Revenue And Customers [Member] | Tax Uncertainties [Member]
Disclosure of income tax reconciliation [line items]
Uncertain tax positions current liability	0	2
Adjustments for current tax of prior periods	$ 0	$ 2
United Kingdom [member] | Bottom of range [member]
Disclosure of income tax reconciliation [line items]
Deferred Tax Asset Reverse Period	7 years	7 years
United Kingdom [member] | Top of range [member]
Disclosure of income tax reconciliation [line items]
Deferred Tax Asset Reverse Period	10 years	10 years
UNITED STATES | Internal Revenue Service [Member] | Tax Uncertainties [Member]
Disclosure of income tax reconciliation [line items]
Uncertain tax positions current liability	$ 3	$ 13
Unprovided deferred tax on unremitted earnings [member]
Disclosure of income tax reconciliation [line items]
Unremitted earnings on which no deferred tax provided	$ 500	$ 400